Share-Based Payments (Details 3) - Restricted Stock	12 Months Ended
Dec. 31, 2018 $ / shares shares
Shares
Non-vested restricted shares outstanding at January 1, 2018 | shares	109,586
Granted | shares	1,342,743
Forfeited | shares	(100,000)
Vested | shares	(1,264,743)
Non-vested restricted shares outstanding at December 31, 2018 | shares	87,586
Weighted-average fair value
Non-vested restricted shares outstanding at January 1, 2018 | $ / shares	$ 1.92
Granted | $ / shares	2.58
Forfeited | $ / shares	2.27
Vested | $ / shares	2.56
Non-vested restricted shares outstanding at December 31, 2018 | $ / shares	$ 2.46